Other Contingencies and Commitments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) guaranty	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Guarantees
Number of guarantees | guaranty	1
Guarantee for payments under terminal use agreements	$ 135
Term of guarantee for payments under terminal use agreement (in years)	4 years
Long-Term Unconditional Purchase Obligations and Commitments, Including Throughput and Take-or-Pay Agreements
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year one	$ 909
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year two	1,086
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year three	1,141
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year four	1,193
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year five	1,183
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements after year five	7,553
Total payments under long term unconditional purchase obligations and commitments including throughput and Take-or-Pay agreements	1,420	$ 1,866	$ 861
Environmental
Environmental reserve balance	$ 936
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current, Deferred credits and other noncurrent obligations
Upstream
Environmental
Environmental reserve	$ 260
United States | Downstream
Environmental
Environmental reserve	389
International | Downstream
Environmental
Environmental reserve	55
Other Obligations
Long-Term Unconditional Purchase Obligations and Commitments, Including Throughput and Take-or-Pay Agreements
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year one	589
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year two	451
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year three	484
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year four	604
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements in year five	273
Long term unconditional purchase obligations and commitments, including throughout and take or pay agreements after year five	1,078
Sites with Potential Remediation Activities
Environmental
Environmental reserve	232
Environmental Reserve Less Environmental Reserve for Sites with Potential Remediation Activities
Environmental
Environmental reserve	$ 704